Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
Share capital

13. Share capital

Authorized share capital

Unlimited number of common shares without par value.

On June 22, 2016, the Company completed a stock split of one pre-split common share for five post-split shares. All information related to common shares, options and warrants presented in these financial statements and accompanying notes have been retroactively adjusted to reflect the increased number of common shares resulting from the stock split.

Issued share capital

At December 31, 2017 the Company had 47,588,209 issued and outstanding common shares (2016 – 41,783,587, 2015 – 26,783,625).

On February 16, 2015, the Company issued seed capital of 25,350,000 common shares for gross proceeds of $5,070, with a share and unit price of $.0002.

During the period ended December 31, 2015, the Company issued 1,433,625 common shares for gross proceeds of $453,450 with unit prices ranging from $0.20 to $0.40. The Company also received $50,000 as a subscription for common shares.

During the year ended December 31, 2016, the Company issued 13,575,200 common shares for gross proceeds of $8,375,519, with unit prices ranging from $0.3634 to $1.00. As the fair value of certain units issued was less than the fair value a share-based payment expense of $3,264,681 was recorded. Share issue costs related to these issuances was $1,604,486 and includes 1,273,512 common shares issued for finder’s fees with a fair value of $823,512. The Company also received $51,500 as subscriptions for common shares.

During the year ended December 31, 2016, the Company issued 26,250 common shares for finder’s fees with a fair value of $26,250.

During the year ended December 31, 2016, the Company issued 125,000 common shares in partial settlement a shareholder loan in the amount of $50,000.

During the year ended December 31, 2017, the Company issued 3,820,499 common shares for gross proceeds of $12,022,308, with unit or share prices ranging from $0.15 to USD $6.00 (CAD $7.47). Share issue costs related to these issuances was $1,466,442 and includes 214,009 common shares issued for finder’s fees with a fair value of $709,521. The Company also received $750,000 as a subscription for common shares at a price of $.85 per share (Note 22).

During the year ended December 31, 2017, the Company issued 150,000 common shares for services with a fair value of $811,308 and warrants to acquire 45,045 common shares for services with a fair value of $274,408.

During the year ended December 31, 2017, upon the conversion of convertible loans with a carrying value of $1,657,846 the Company issued 1,620,114 common shares (Note 11).

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the year ended December 31, 2017 was based on the loss attributable to common shareholders of $11,366,371 (2016 $8,973,347, 2015 $995,833 ) and the weighted average number of common shares outstanding of 43,636,629 (2016 32,684,868, 2015 25,769,510). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 60,000,000. Such options will be exercisable for a period of up to 7 years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company.

Options granted vest one-quarter on the first anniversary subsequent to the grant date and the remaining three-quarters vest in thirty-six equal monthly instalments commencing on the first anniversary of the grant date.

On exercise, each option allows the holder to purchase one common share of the Company.

The changes in options during the years ended December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	56,175,000	$0.19	56,150,000	$0.19
Options granted	1,120,000	1.00	100,000	0.85
Options exercised	(12,500)	0.15	-	-
Options expired and forfeited	(85,000)	1.00	(75,000)	0.40
Options outstanding, ending	57,197,500	$0.20	56,175,000	$0.19

Details of options outstanding as at December 31, 2017 are as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.15	4.45 years	45,000,000	29,062,500
$0.15	4.62 years	2,662,500	1,616,146
$0.40	4.94 years	8,400,000	4,375,000
$0.40	5.18 years	25,000	11,458
$1.00	5.47 years	50,000	19,792
$1.00	6.13 years	960,000	159,375
$1.00	6.61 years	100,000	-
4.57 years		57,197,500	35,244,271

The weighted average grant date fair value of options granted during the year ended December 31, 2017 was $0.74 (2016 $0.63). The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended December 31, 2017
Expected life of options	5 years
Annualized volatility	60%
Risk-free interest rate	1.02% - 1.43%
Dividend rate	0%

During the year ended December 31, 2017, the Company recognized stock-based compensation expense of $889,511 (2016 - $1,461,189; 2015 - $354,015).

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the years ended December 31, 2017 and 2016 are as follows:

  18,533,587
	December 31, 2017	December 31, 2016
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	$1.64	1,933,625	$0.66
Warrants issued	5,185,129	4.91	16,599,962	1.75
Warrants exercised	(5,000)	2.00	-	-
Warrants outstanding, ending	23,713,716	$2.35	18,533,587	$1.64

At December 31, 2017, all warrants outstanding were exercisable. Details of warrants outstanding as at December 31, 2017 are as follows:

  Number of warrants outstanding
Exercise price	Weighted average contractual life
$0.40 CAD - $2.00 CAD	3.35 years	21,723,121
$1.00 USD - $12.00 USD	0.26 years	2,000,595

The fair value of the warrants issued as part of the third party finder’s fee at issue date on March 29, 2017 was $3,223 as calculated using the Black-Scholes option pricing model with the same assumptions used for stock options.

The fair value of the warrants issued for consulting services at issue date on September 30, 2017 was $274,407 as calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended December 31, 2017
Expected life of warrants	2 years
Annualized volatility	60%
Risk-free interest rate	1.52%
Dividend rate	0%